Acquisitions and Disposals (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands										1 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	May 27, 2025 USD ($) shares	Apr. 30, 2025 USD ($)	Feb. 28, 2025 CNY (¥)	Nov. 30, 2024 $ / shares shares	Nov. 30, 2023 CNY (¥) shares	Mar. 01, 2023 CNY (¥) shares	Feb. 08, 2023	Jan. 03, 2023 CNY (¥) shares	Nov. 30, 2024 USD ($) $ / shares	Nov. 30, 2023	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	May 31, 2025 CNY (¥)	Nov. 27, 2024	Feb. 06, 2023
Acquisitions and Disposals [Line Items]
Contingent asset																	¥ 7,800
Loss on disposal												¥ 30,210
Recognized a loss	¥ 6,441											79,954
Disposal of these subsidiaries														¥ 891,052
Disposals of subsidiaries total consideration												¥ 30,240
Lock-up period												5 years	5 years
Others, net												¥ 12,171	$ 1,740	22,701		¥ 25,608
BGM [Member]
Acquisitions and Disposals [Line Items]
Cash consideration												¥ 359
Consideration settled (in Dollars) | $													$ 359
Aggregate consideration (in Dollars) | $			$ 106,900							$ 140,000
Business acquisition price (in Dollars per share) | $ / shares					$ 2					$ 2
Equity interest percentage																		72.00%
Voting power												0.80%						3.40%
Zhejiang Fanhua Tongchuang Insurance Agency Co., Ltd [Member]
Acquisitions and Disposals [Line Items]
Cash consideration														1,866
Consideration settled (in Dollars) | $															$ 1,766
Recognized gain														1,976
Wuhan Taiping Online Insurance Agency Co., Ltd. [Member]
Acquisitions and Disposals [Line Items]
Contingent asset							¥ 1,554
Disposals of subsidiaries total consideration														¥ 1,000,000
Equity interest percentage								51.00%
Lock-up period								3 years	3 years
Stock consideration							23,541
Purchase price												¥ 21,987
Assets acquired and liabilities assumed												¥ 10,420
Repurchased share (in Shares) | shares						9,107,140
Others, net																¥ 139
BGM Group Limited [Member]
Acquisitions and Disposals [Line Items]
Aggregate consideration (in Dollars) | $		$ 106,937
Shares transferred (in Shares) | shares		53,466,331										16,635,752	16,635,752
Equity interest percentage												8.30%
Zhongrong Smart Finance Information Technology Co Ltd (“Zhongrong”) [Member]
Acquisitions and Disposals [Line Items]
Contingent asset									¥ 7,162
Equity interest percentage									57.73%
Stock consideration									¥ 153,732
Jilin Zhongji Shi’An Insurance Agency Co., Ltd. [Member]
Acquisitions and Disposals [Line Items]
Equity interest percentage																			51.00%
Stock consideration							35,311
Net contingent liability							¥ 74
Business Acquisition [Member]
Acquisitions and Disposals [Line Items]
Assets acquired and liabilities assumed												¥ 33,361
Other Acquisitions [Member]
Acquisitions and Disposals [Line Items]
Cash consideration						¥ 2,650
Equity interest percentage						100.00%					100.00%					100.00%
Percentage of fair value of gross assets											90.00%
Blueplus [Member]
Acquisitions and Disposals [Line Items]
Equity interest				100.00%
Beijing Fanlian Investment Co. Ltd [Member]
Acquisitions and Disposals [Line Items]
Equity interest	100.00%											100.00%
Blueplus [Member]
Acquisitions and Disposals [Line Items]
Cash consideration				¥ 3,030
Beijing Fanlian Investment Co. Ltd [Member]
Acquisitions and Disposals [Line Items]
Cash consideration	¥ 14,260
Qilinfu Capital (Shenzhen) Co.Ltd. [Member]
Acquisitions and Disposals [Line Items]
Subsidiary acquired																	100.00%
Shenzhen Dianlian Information Technology Co., Ltd., [Member]
Acquisitions and Disposals [Line Items]
Subsidiary acquired				100.00%
Ordinary Shares [Member] | BGM [Member]
Acquisitions and Disposals [Line Items]
Shares transferred (in Shares) | shares					69,995,661
Ordinary Shares [Member] | Wuhan Taiping Online Insurance Agency Co., Ltd. [Member]
Acquisitions and Disposals [Line Items]
Number of shares issued (in Shares) | shares							9,107,140
Ordinary Shares [Member] | Zhongrong Smart Finance Information Technology Co Ltd (“Zhongrong”) [Member]
Acquisitions and Disposals [Line Items]
Number of shares issued (in Shares) | shares									61,853,580
Ordinary Shares [Member] | Jilin Zhongji Shi’An Insurance Agency Co., Ltd. [Member]
Acquisitions and Disposals [Line Items]
Number of shares issued (in Shares) | shares							13,660,720